FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   / /   (a)

                  or fiscal year ending:  12/31/97(b)


Is this a transition report?  (Y/N)      N
                                   ----------

Is this an amendment to a previous filing?  (Y/N)       N
                                                 -----------

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.       Registrant Name:  See Attachment A

         B.       File Number:      811-08293

         C.       Telephone Number: (212) 830-5490


2.       A.       Street:           600 Fifth Avenue

         B.       City:   New York  C. State: N.Y.      D. Zip Code: 10020      Zip Ext:

         E.       Foreign Country:                      Foreign Postal Code:


3.       Is this the first filing on this form by Registrant?  (Y/N)      Y
                                                                    ---------------------

4.       Is this the last filing on this form by Registrant?  (Y/N)       N
                                                                    ---------------------

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)   N
                                                                         --------------

         [If answer is "Y" (Yes), complete only items 89 through 110.]


6.       Is Registrant a unit investment trust (UIT)?  (Y/N)          Y
                                                            ------------------
         [If answer is "Y" (Yes) complete only items 111 through 132.]


7.       A.  Is Registrant a series or multiple portfolio company?  (Y/N)
                                                                         --------------
               [If answer is "N" (No), go to item 8.]

         B.   How many separate series or portfolios did Registrant have at the end of the period?


685814.1


For period ending:    12/31/97                  If filing more than one

File number 811 -      08293                      Page 47, "X" box:  /  /
                      --------

UNIT INVESTMENT TRUSTS

111.     A.     / /Depositor Name:      Charles Schwab & Co., Inc.

         B.     / /File Number (If any):

         C.     / /City:       San Francisco        State:     California       Zip Code:   94104     Zip Ext:
                        ------------------------          ----------------               ---------            ----------

                / /Foreign Country:                         Foreign Postal Code:

111.     A.     / /Depositor Name:   Reich & Tang Distributors, Inc.

         B.     / /File Number (If any):

         C.     / /City:       New York             State:       New York       Zip Code:   10020     Zip Ext.:
                        --------------------                  ------------------         ------------


                / /Foreign Country:                         Foreign Postal Code:

112.     A.     / /Sponsor Name:  Charles Schwab & Co., Inc.

         B.     / /File Number (If any):

         C.     / /City:   San Francisco   State:   California   Zip Code:   94104        Zip Ext.:
                        ---------------          ------------             ------------

                / /Foreign Country:                         Foreign Postal Code:

112.     A.     / /Sponsor Name:      Reich & Tang Distributors, Inc.

         B.     / /File Number (If any):

         C.     / /City:   New York     State:   New York       Zip Code:  10020      Zip Ext.:
                        ------------          ------------              ----------

                / /Foreign Country:                         Foreign Postal Code:


685814.1



113.     A.     / /Trustee Name:  The Chase Manhattan Bank


         B.     / /City:   New York             State:   New York          Zip Code:      10004     Zip Ext.:
                        --------------------          -----------------             ------------

                / /Foreign Country:                         Foreign Postal Code:

113.     A.     / /Trustee Name:


         B.     / /City:                        State:                     Zip Code:                Zip Ext.:


                / /Foreign Country:                         Foreign Postal Code:

114.     A.     / /Principal Underwriter Name:  Charles Schwab & Co., Inc.


         B.     / /File Number:  8-16514
                               -----------

         C.     / /City:     San Francisco      State:  California         Zip Code:  94104        Zip Ext.:
                           -----------------          -----------------             -----------

                / /Foreign Country:                         Foreign Postal Code:

114.     A.     / /Principal Underwriter Name:


         B.     / /File Number:  8- 16514

         C.     / /City:                        State:                     Zip Code:                Zip Ext.:


                / /Foreign Country:                         Foreign Postal Code:

115.     A.     / /Independent Public Accountant Name:   Ernst & Young LLP


         B.     / /City:  New York              State:  New York           Zip Code:  10019        Zip Ext.:
                        --------------------          -----------------             -----------


                / /Foreign Country:                         Foreign Postal Code:

115.     A.     / /Independent Public Accountant Name:


         B.     / /City:                        State:                     Zip Code:                Zip Ext.:


                / /Foreign Country:                         Foreign Postal Code:


685814.1



116. Family of investment companies information:

         A.     / /Is Registrant part of a family of investment companies?  (Y/N)  N
                                                                                 ---------------- ------
                                                                                                   Y/N

         B.     / /Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __
                   (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.     / /Is Registrant a separate account of an insurance company?  (Y/N)       N
                                                                                   -------------- ------
                                                                                                   Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.     / /Variable annuity contracts?  (Y/N)
                                                     ---------------------------------------------- ------
                                                                                                    Y/N

         C.     / /Scheduled premium variable life contracts?  (Y/N)
                                                                    ------------------------------- ------
                                                                                                    Y/N

         D.     / /Flexible premium variable life contracts?  (Y/N)
                                                                   -------------------------------- ------
                                                                                                    Y/N

         E.     / /Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                                                                                       -- ------
                                                                                                           Y/N

118.     / /  State the number of series existing at the end of the period that had securities registered
              under the Securities Act of 1933                                                               1
                                                ---------------------------------------------------------- ----

119.     / /  State the number of new series for which registration statements under the Securities Act of
              1933 became effective during the period                                                        1
                                                      ---------------------------------------------------- -----

120      / /  State the total value of the portfolio securities on the date of deposit for the new series
              included in item 119 ($000's omitted)                                                        $150
                                                   ------------------------------------------------------- -----

121.     / /  State the number of series for which a current prospectus was in existence at the
              end of the period                                                                              1
                                 ------------------------------------------------------------------------- -----

122.     / /  State the number of existing series for which additional units were registered under the
              Securities Act of 1933 during the current period                                               0
                                                               ------------------------------------------- ------


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



123.     / /  State the total value of the additional units considered in answering
              item 122 ($000's omitted)                                          $ 0
                                         --------------------------------------- -----

124.     / /  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
              placed in the subsequent series) ($000's omitted)                  $ 0
                                                               ----------------- -----

125.     / /  State the total amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
              principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
              omitted)                                                           $0
                      --------------------------------------------------------- ------

126.          Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
              Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
              series.) ($000's omitted)                                   $  0
                                       --------------------------------- -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                             Number of          Total Assets        Total Income
                                                               Series             ($000's           Distributions
                                                             Investing            omitted)         ($000's omitted)
A.       U.S. Treasury direct issue                                          $                   $
                                   ------------------    ------------------   -----------------   -----------------
B.       U.S. Government agency                                              $                   $
                                ---------------------    ------------------   -----------------   -----------------
C.       State and municipal tax-free                                        $                   $
                                     ----------------    ------------------   -----------------   -----------------
D.       Public utility debt                                                 $                   $
                            -------------------------    ------------------   -----------------   -----------------
E.       Brokers or dealers debt or debt of brokers'
         or dealers' parent                                                  $                   $
                           --------------------------    ------------------   -----------------   -----------------
F.       All other corporate intermed. & long-term
         debt                                                                $                   $
             ----------------------------------------    ------------------   -----------------   ------------------
G.       All other corporate short-term debt                                 $                   $
                                            ---------    ------------------   -----------------   -----------------
H.       Equity securities of brokers or dealers or
         parents of brokers or dealers                                       $                   $
                                      ---------------    ------------------   -----------------   -----------------
I.       Investment company equity securities                                $                   $
                                             --------    ------------------   -----------------   -----------------
J.       All other equity securities                              1          $ 78,800            $ 284
                                    -----------------    ------------------   -----------------   -----------------
K.       Other securities                                                    $                   $
                         ----------------------------    ------------------   -----------------   -----------------
L.       Total assets of all series of registrant                  1         $ 78,800              284
                                                 ----    ------------------   ------------------  -----------------



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



128.          Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
              than the issuer? (Y/N)                                      N
                                    --------------------------------- ---------
                                                                         Y/N

              [If answer is "N" (No), go to item 131.]

129.          Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                           --------------------------- -----
                                                                                                        Y/N

              [If answer is "N" (No), go to item 131.]

130.          In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                            ---------- -----
                                                                                                        Y/N

131.          Total expenses incurred by all series of Registrant during the current reporting period
              ($000's omitted)                                                                             $              65
                              ----------------------------------------------------------------------------  ----------------


132.          List the "811" (Investment Company of Act of 1940) registration number for all Series of Registrant that are being included in this filing:


685814.1


811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------
811-                  811-               811-               811-                811-
    --------------        --------------     --------------     --------------      --------------



685814.1

Dated:  February   25, 1998
        New York, New York


                                                CHARLES SCHWAB & CO., INC.

                                                By:     /s/ Jim White
                                                        -------------------
                                                Name:   Jim White
                                                Title:  Authorized Signator


685814.1

                                                REICH & TANG DISTRIBUTORS, INC.

                                                By:     /s/ Peter J. DeMarco
                                                        --------------------
                                                Name:   Peter J. DeMarco
                                                Title:  Authorized Signator






685814.1

                                  ATTACHMENT A

                   Schwab Trusts, Schwab Strategic Ten Trust,
                      1997 Series A (and subsequent series)







685814.1